Acquisitions and Divestitures - Acquisitions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 item
Business Acquisitions Information
Purchase price paid for business combinations (net of cash acquired)	$ 2,914	$ 94
Accounts receivable	103
Inventory	102
Other current assets	12
Property, plant and equipment	171
Purchased finite-lived intangible assets		34
Purchased indefinite-lived intangible assets	520
Purchased goodwill	2,495
Accounts payable and other liabilities, net of other assets	(232)
Interest bearing debt	(766)
Deferred tax asset/(liability)	(471)
Net assets acquired	2,914
Supplemental information:
Cash paid	2,949
Cash Acquired from Acquisition	35
Cash paid, net of cash acquired	2,914	$ 94
Number of business combinations completed | item		1	0
Customer related intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets	755
Patents
Business Acquisitions Information
Purchased finite-lived intangible assets	62
Other technology-based intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets	128
Definite-lived tradenames
Business Acquisitions Information
Purchased finite-lived intangible assets	33
Other amortizable intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets	$ 2
Maximum
Business Acquisitions Information
Intangible assets useful life	20 years	10 years
Minimum
Business Acquisitions Information
Intangible assets useful life	2 years	3 years
Weighted Average [Member]
Business Acquisitions Information
Intangible assets useful life	14 years	6 years
Weighted Average [Member] | Customer related intangible assets
Business Acquisitions Information
Intangible assets useful life	16 years
Weighted Average [Member] | Patents
Business Acquisitions Information
Intangible assets useful life	7 years
Weighted Average [Member] | Other technology-based intangible assets
Business Acquisitions Information
Intangible assets useful life	7 years
Weighted Average [Member] | Definite-lived tradenames
Business Acquisitions Information
Intangible assets useful life	16 years
Weighted Average [Member] | Other amortizable intangible assets
Business Acquisitions Information
Intangible assets useful life	4 years
Capital Safety
Business Acquisitions Information
Purchase price paid for business combinations (net of cash acquired)	$ 1,724
Accounts receivable	66
Inventory	63
Other current assets	10
Property, plant and equipment	36
Purchased indefinite-lived intangible assets	520
Purchased goodwill	1,764
Accounts payable and other liabilities, net of other assets	(105)
Interest bearing debt	(766)
Deferred tax asset/(liability)	(464)
Net assets acquired	1,724
Supplemental information:
Cash paid	1,758
Cash Acquired from Acquisition	34
Cash paid, net of cash acquired	1,724
Capital Safety | Customer related intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets	445
Capital Safety | Patents
Business Acquisitions Information
Purchased finite-lived intangible assets	44
Capital Safety | Other technology-based intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets	85
Capital Safety | Definite-lived tradenames
Business Acquisitions Information
Purchased finite-lived intangible assets	26
Polypore Separations Media
Business Acquisitions Information
Purchase price paid for business combinations (net of cash acquired)	1,037
Accounts receivable	30
Inventory	35
Other current assets	1
Property, plant and equipment	128
Purchased goodwill	636
Accounts payable and other liabilities, net of other assets	(122)
Net assets acquired	1,037
Supplemental information:
Cash paid	1,037
Cash paid, net of cash acquired	1,037
Polypore Separations Media | Customer related intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets	270
Polypore Separations Media | Patents
Business Acquisitions Information
Purchased finite-lived intangible assets	11
Polypore Separations Media | Other technology-based intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets	42
Polypore Separations Media | Definite-lived tradenames
Business Acquisitions Information
Purchased finite-lived intangible assets	6
Other Acquisitions
Business Acquisitions Information
Purchase price paid for business combinations (net of cash acquired)	153
Accounts receivable	7
Inventory	4
Other current assets	1
Property, plant and equipment	7
Purchased goodwill	95
Accounts payable and other liabilities, net of other assets	(5)
Deferred tax asset/(liability)	(7)
Net assets acquired	153
Supplemental information:
Cash paid	154
Cash Acquired from Acquisition	1
Cash paid, net of cash acquired	153
Other Acquisitions | Customer related intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets	40
Other Acquisitions | Patents
Business Acquisitions Information
Purchased finite-lived intangible assets	7
Other Acquisitions | Other technology-based intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets	1
Other Acquisitions | Definite-lived tradenames
Business Acquisitions Information
Purchased finite-lived intangible assets	1
Other Acquisitions | Other amortizable intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets	$ 2